Income Taxes (Details) $ in Thousands, $ in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023 USD ($) jurisdiction	Sep. 30, 2022 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Income taxes
Number of taxable jurisdictions | jurisdiction		2
Components of income before income taxes
Loss from non-China operations		$ (140,608)	$ (423,940)
Income from China operations		482,128	412,646
Total income (loss) before income tax expenses		341,520	(11,294)
Total income tax expenses		$ 72,709	48,978
Percentage research and development expenses	200.00%	150.00%					175.00%	175.00%	175.00%
Non-China
Components of income before income taxes
Total income tax expenses		$ 1,446	$ (16,024)
Effective tax rate		21.30%	(433.70%)
Deferred tax charges from fair value change of investments		$ 1,400	$ 16,000
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Hong Kong
Components of income before income taxes
Withholding profits earned								$ 2	$ 2
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)								8.25%	8.25%
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate		16.50%			16.50%	16.50%	16.50%	16.50%	16.50%
China
Components of income before income taxes
Total income tax expenses		$ 71,263	$ 65,002
Effective tax rate		14.80%	15.80%
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%
Percentage of ownership interests held by foreign investors		25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate		25.00%
China | High and New Technology Enterprises
Components of income before income taxes
Preferential tax rate				15.00%	15.00%